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            See where long-term investments can really take you.




                                  [GRAPH]




                            [MARSICO FUNDS logo]

                      Helping you appreciate life(SM)


   The above image does not represent the performance of any Marsico Fund.


                             SEMI-ANNUAL REPORT
                             ------------------
                               MARCH 31, 2003



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                                  [PHOTO]




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You invest to have more than just a strong portfolio. You also want to accomplish what truly matters in your life. By embracing an inspired approach to investing, we create focused investment themes that may help you achieve your hopes and dreams. Whether you are saving for your child's education, for your retirement, or for any personal or family goals, Marsico Funds works hard to make smart investment choices for the future. Your future.

                                  [PHOTO]



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TABLE OF CONTENTS

SEMI-ANNUAL SHAREHOLDER LETTER                                          3

MARSICO FOCUS FUND                                                     17

  Fund Overview                                                        17
  Schedule of Investments                                              18
  Statement of Assets and Liabilities                                  21
  Statement of Operations                                              22
  Statements of Changes in Net Assets                                  23
  Financial Highlights                                                 24

MARSICO GROWTH FUND                                                    26

  Fund Overview                                                        26
  Schedule of Investments                                              27
  Statement of Assets and Liabilities                                  31
  Statement of Operations                                              32
  Statements of Changes in Net Assets                                  33
  Financial Highlights                                                 34

MARSICO 21ST CENTURY FUND                                              36

  Fund Overview                                                        36
  Schedule of Investments                                              37
  Statement of Assets and Liabilities                                  41
  Statement of Operations                                              42
  Statements of Changes in Net Assets                                  43
  Financial Highlights                                                 44

MARSICO INTERNATIONAL OPPORTUNITIES FUND                               45

  Fund Overview                                                        45
  Schedule of Investments                                              46
  Statement of Assets and Liabilities                                  52
  Statement of Operations                                              53
  Statements of Changes in Net Assets                                  54
  Financial Highlights                                                 55

NOTES TO FINANCIAL STATEMENTS                                          56

This report is submitted for the general information of Marsico Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

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APRIL 21, 2003


DEAR MARSICO FUNDS SHAREHOLDER:

Enclosed is your semi-annual report for the Marsico Funds that encompasses the six-month period ending March 31, 2003. As you will see, it was a difficult period performance-wise for all of our Funds, as each lagged their respective equity benchmarks. On a more positive note, longer-term investment results for the Funds remained relatively strong, as the Funds generally beat their benchmarks over the one-year period ending March 31, 2003, and the periods since their inception (see table below). As of March 31st, the Focus and Growth Funds had 5-1/4 year performance histories. The 21st Century Fund, now under the stewardship of Cory Gilchrist, reached its three-year anniversary on February 1, 2003. The International Opportunities Fund had a 2-3/4 year track record as of March 31st.(1)

You may have already received your first quarter 2003 shareholder letter, which discusses the recent investment environment, Fund performance for the three-month period from January 1 to March 31, 2003, and our market outlook in some detail. To minimize the amount of repetition in this semi-annual Fund update, we thought it would be most effective for us to focus here on reviewing investment performance for the Funds over the last six months. We refer you to our first quarter letter for more extensive comments regarding topics such as the Funds' investment strategy as of March 31, 2003, our assessment of the macroeconomic environment, and our investment outlook.

                                                                           3


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INVESTMENT REVIEW BY TOM MARSICO AND JIM HILLARY

MARSICO FOCUS FUND

MARSICO GROWTH FUND

The Focus Fund and Growth Fund posted total returns of -3.08% and -2.36%, respectively, for the six months ending March 31, 2003. For comparative purposes, the S&P 500(R) Index had a total return of 5.02% over that same time period. Although the Funds underperformed this benchmark during the past six months, the Funds' longer-term performance over the past one year and the period since inception beat the benchmark (see tables on pages 17 and 26).(1)

The Funds' performance shortfall during the six months ended March 31st, as compared to the S&P 500(R) Index, was attributable almost entirely to weak results in the fourth calendar quarter of 2002. During the first quarter of 2003, in contrast (as you may read in our first quarter 2003 letter), both Funds outperformed the S&P 500(R) Index by a relatively healthy margin. The Funds' sub-par investment results over the past six months--from a "big picture" perspective--were attributable to several primary factors. These included: investments in the Consumer Discretionary (or Consumer Cyclical) sector, particularly in the automobile, media, and hotel industries; positions in aerospace/defense companies; investments in the Information Technology sector; and health care-related holdings.

Performance for large capitalization companies over the past six months, as gauged by the S&P 500(R) Index, was influenced primarily by a reversal in two economic sectors: Information Technology and Telecommunications Services. Earlier, these two areas had been under a great deal of pressure for a considerable period of time. Technology-related and telecommunications companies bounced back significantly during the past six months, however, gaining approximately 22% and 18%, respectively, over the reporting period. The S&P Energy sector, and the Health Care


4

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sector (led by pharmaceutical and biotechnology companies), also had total returns that modestly exceeded the S&P 500(R) Index. Areas of notable underperformance during the past six months included the Consumer Staples (or Consumer Non-Cyclical) sector (particularly stocks of tobacco-related companies), Financials (particularly banks and insurance industries), and Industrials (particularly transportation companies).

Here is some expanded commentary regarding the strong and weak points of the Funds' performance over the last six months.

o CONSUMER DISCRETIONARY--For some time, the Funds have maintained an overweighted posture (as compared to the S&P 500(R) Index) in the Consumer Discretionary sector. Over the longer term, that positioning has had a positive impact on performance. Over the past six months, however--and particularly in the fourth quarter of 2002--that was not the case. The Funds were adversely affected by both their heavy allocation to the sector and by individual stock positioning within the sector. There were three industry-level groups of investments that particularly "hurt" the Funds performance-wise. These included: media (e.g., Viacom Class B, Clear Channel Communications),(2) hotels (e.g., MGM Mirage, Four Seasons Hotels),(2) and automobiles (e.g., BMW).(2)

o AEROSPACE/DEFENSE--The Funds' positions in aerospace/defense companies, including Lockheed Martin and General Dynamics,(2) were among the biggest performance laggards over the reporting period. Lockheed Martin's stock price declined by nearly 30% during the time it was owned in the Funds, while General Dynamics fell by 35%. Both positions were sold prior to March 31, 2003.


                                                                           5

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o    INFORMATION TECHNOLOGY--The S&P 500(R) Information Technology sector, as noted above, was the Index's best-performing sector over the six-month reporting period, gaining nearly 22%. Although we had taken some steps to increase the Funds' allocation to technology-related companies, the Funds tended on average to have a lower allocation to the overall sector than did the S&P 500(R) Index, and, more specifically, to have a lower allocation to the hardware and equipment industry, which was the strongest industry-level performer in the sector. Additionally, our stock selection within the sector was not always as precisely on target as we would like. We did generate some success in making investments in companies such as QUALCOMM, Microsoft, and Dell Computer(2)--all of which had returns well in excess of the S&P 500(R) Index. However, our investments in companies such as Hewlett-Packard (-22%), Intuit (-26%), and Electronic Arts (-11%),(2) unfortunately, more than offset these gains. We sold the Funds' position in Hewlett-Packard, and maintained positions in Intuit and Electronic Arts, as of March 31, 2003.


o HEALTH CARE--The Funds' health care-related positions had a mixed impact on performance. Positions in pharmaceutical/biotechnology companies, such as Amgen (38%) and Johnson & Johnson (8%),(2) performed well over the reporting period. However, our investments in the equipment and services industry had a material negative impact on overall performance. This was driven almost entirely by our positions in Tenet Healthcare (sold in the fourth quarter),(2) which declined in value by more than -40% during the period in which it was owned by the Funds.


6


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There were several areas of strength in terms of performance for the Funds.
First, we experienced very good performance related to our positioning in the Financials sector. One of the best-performing individual holdings for the Funds over the reporting period was SLM Corporation (formerly Student Loan Marketing Association and perhaps best known under the moniker "Sallie Mae"),(2) which gained nearly 20%. Performance was also helped by an underweighting in the bank and insurance industries, both of which--as measured by the S&P 500(R) Index's allocations to these industries--had negative returns for the six-month period ending March 31, 2003. A second positive contributor to performance related to the Funds not having any investments in tobacco companies, which came under renewed litigation-related pressures during the reporting period.

As of March 31st, the Funds were primarily invested in the Consumer Discretionary, Health Care, and Financials sectors. The Funds had little or no exposure to sectors such as Materials, Energy, and Utilities.

As explained more fully in our January 2003 letter, we are very pleased to be working together as co-managers of the Focus Fund and the Growth Fund as of February 1st. Thank you for being an investor in the Funds.


Sincerely,

/s/ Thomas F. Marsico   /s/ James A. Hillary

THOMAS F. MARSICO

JAMES A. HILLARY

PORTFOLIO MANAGERS


                                                                           7


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INVESTMENT REVIEW BY CORY GILCHRIST

MARSICO 21ST CENTURY FUND

The 21st Century Fund essentially "treaded water" performance-wise for the six-month period ended March 31, 2003. During that time, the Fund had a total return of 0.00%. The S&P 500(R) Index and Nasdaq Composite Index had total returns of 5.02% and 14.72%, respectively, over that period of time. Although the Fund underperformed these benchmarks during the past six months, the Fund's longer-term performance over the past one year and the period since inception beat the benchmarks. The Fund reached its three-year anniversary on February 1, 2003, when I took over the helm of the Fund from Jim Hillary. Please see page 36 for the Fund's longer-term investment results.(1)

My performance commentary for the 21st Century Fund echoes some of the observations shared by Tom and Jim for the Focus and Growth Funds. The general recovery in stocks of technology-related companies during the six-month period had a significant negative impact on the 21st Century Fund's performance, particularly when the Fund's investment results are compared to the technology-laden Nasdaq Index. Although our technology-related holdings generated positive returns in the aggregate, most did not perform well compared to the Nasdaq. The Fund's Consumer Discretionary, Health Care and aerospace/defense holdings also materially detracted from investment results. On a brighter note, the Fund's performance was buoyed by several factors, including positioning in the Financials sector, transportation-related investments, and an underweighting in tobacco companies. Here is some more expanded discussion about the primary detractors from and contributors to the Fund's investment results over the past six months ended March 31, 2003.

8


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o    INFORMATION TECHNOLOGY POSITIONING--Although the Fund's technology-
     related investments generated positive returns, their aggregate performance compared to benchmarks made this area the Fund's largest source of underperformance over the reporting period. The Fund's technology-related holdings, in aggregate, had a very modest gain of 3%. That return was well below, for example, the performance of the S&P 500(R) Technology sector. Software and services positions were the primary Technology culprits for the Fund. These included companies such as Electronic Arts, Intuit, and Mercury Interactive(2)--all of which posted declines in excess of -20% during the time they were owned by the Fund. Our investment in Hewlett-Packard,(2) which lost nearly -23% during the time it was owned in the Fund, was another considerable disappointment. We sold our positions in Hewlett-Packard and Electronic Arts prior to March 31, 2003.

o HEALTH CARE-RELATED HOLDINGS--Like our technology-related positions, many of our health care investments struggled during the past six months, yielding a positive absolute return but weak relative performance. Overall, the Fund's positions in this sector had a return of about 1%. The primary problem area for us was the equipment and services industry. Our investments in this area included Tenet Healthcare,(2) which had a price decline of nearly -42% before it was sold in late October. We also had positions in Priority Health Care and Quest Diagnostics,(2) which had returns of -15% and -10%, respectively, during the time in which they were owned over the reporting period. We did have somewhat better experience with our pharmaceutical/biotechnology holdings, which


                                                                           9


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     gained 11% in total during the six-month period. That overall return included a number of particularly strong performers such as Inspire Pharmaceuticals (99%) and Amgen (29%).(2) These types of gains were strong enough to offset sharp declines experienced by several other holdings in this industry. These included Intermune and IDEC Pharmaceuticals,(2) which had returns of -32% and -23%, respectively, during the period while they were held by the Fund. (Intermune was sold prior to March 31, 2003.)

o AEROSPACE/DEFENSE--During the six months ended March 31st, this industry was a tough area for the 21st Century Fund as it was for the Focus and Growth Funds. Our two major positions--Lockheed Martin and L-3 Communications(2)--had returns of -29% and -11%, respectively, over the time period in which they were owned by the Fund. Both positions had been sold as of March 31, 2003.

o CONSUMER DISCRETIONARY POSITIONING--This sector, which encompasses a variety of different industries (e.g., retailing, media, automobiles), has been a considerable area of emphasis in the Fund for an extended period of time. Our performance during the six months ended March 31st was negatively impacted by two factors. One was our decision to, on average, maintain a relatively high allocation to automobile manufacturers in contrast to our benchmark indicies, which generally had minimal allocations to this industry. These investments included positions in Bayerische Motoren Werke (aka BMW) and Porsche,(2) which experienced declines of between -12% and -14%, respectively.

10


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     Our media holdings--which included Viacom [Class B] and Clear Channel
     Communications(2)--also struggled during the reporting period.

As mentioned earlier, we did have some areas of strength over the six-month period. One related to our positioning in the Financials sector. The Fund benefited from good stock selection in holding companies such as SLM Corporation and Lehman Brothers Holdings(2)--both of which posted returns in excess of the S&P 500(R) and Nasdaq Composite Indicies. Our position in Lehman Brothers was sold prior to March 31, 2003. Performance also benefited from an opportunistic investment in American International Group ("AIG"),(2) which gained more than 22% during the time in which it was owned by the Fund. The AIG position was sold prior to March 31, 2003. Our sole telecommunications services position, Nextel Communications,(2) gained more than 52%. The Fund's performance was also helped by our decision to avoid tobacco companies, which struggled due to investor concerns regarding litigation-related risks.

As of March 31, 2003, the Fund's economic sector distribution favored Consumer Discretionary, Information Technology, Financials, Industrials, and Health Care. The Fund had little or no exposure to sectors such as Energy, Materials, and Utilities. In the past six months, we modestly increased Consumer- and Technology-related positions, while trimming Financials and Industrials. In our opinion, a few selected companies within these broad areas may offer a compelling mix of attractive earnings growth potential and reasonable valuations. In general, we remain concerned about the earnings outlooks for many technology and telecommunications services companies.


                                                                          11


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The 21st Century Fund tended to have a relatively high portfolio turnover level because of its investment style. Although the Fund may hold core positions for some time, it may change its portfolio composition quickly to take advantage of new opportunities, or to address issues affecting particular holdings.

Thank you for being an investor in the Fund.

Sincerely,

/s/ Cory Gilchrist

CORY GILCHRIST

PORTFOLIO MANAGER


12


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INVESTMENT REVIEW BY JIM GENDELMAN

MARSICO INTERNATIONAL OPPORTUNITIES FUND


The International Opportunities Fund posted a total return of (US$) -2.86% for the period October 1, 2002-March 31, 2003. That result trailed the Fund's primary equity benchmark, the Morgan Stanley Capital International EAFE Index, which had a total return of (US$) -2.29%. In contrast, the Fund's longer-term performance over the past one year and the period since inception beat the benchmark. Please see page 45 for a complete summary of the Fund's investment results.(1)

A number of factors materially impacted the Fund's investment returns during the past six months. From a sector perspective, "positives" included investments in Financials, Industrials, Consumer Staples, Health Care, and Telecommunications Services. However, these gains were essentially offset by difficulties experienced by our investments in the Consumer Discretionary, Information Technology, and Materials sectors.

From an industry perspective, two particular areas of strength within the Financials sector for the Fund were its investments in insurance and banking companies. We benefited on two levels with respect to the insurance investments--a decision to underweight this industry, and good stock selection within it. Our major insurance holding, Corporacion Mapfre,(2) gained 45% over the reporting period. With regard to our investments in the banking industry, our positions in aggregate gained nearly 9%. These included Royal Bank of Scotland, Unibanco-Unaio de Brazil, and Standard Chartered.(2)

A second major positive contributor to the Fund's performance was its transportation holdings. These included Ryanair Holdings,(2) a regional airline headquartered in Ireland, which gained nearly 23% during the reporting period. Canadian National Railway(2) was another strong


                                                                          13


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performer in this industry, rising by 16% during the time it was owned in the Fund. We sold our position in Canadian National Railway prior to March 31, 2003.

In the Consumer Staples arena, our investments in beverage companies-- including Molson, Inc. and Companhia de Bebidas(2)--helped performance considerably. Molson and Companhia de Bebidas had returns of 18% and 24%, respectively, over the reporting period.

At a more "macro" level, the Fund's country allocations contributed positively to investment returns during the six-month period. In particular, the Fund's results benefited from having, on average, a relatively underweighted level of investments in Japan, and maintaining overweighted positions in countries such as Ireland, Brazil, Finland, and Spain. As a reminder, generally speaking the Fund's country allocations are primarily a function of individual stock selection. As examples, our "Ireland allocation" was mainly represented by a significant investment in Ryanair Holdings, the position in Finland was entirely represented by a position in Nokia Oyj,(2) and the majority of our allocation to Brazil was derived through investments in a bank (Unibanco-Unaio) and a beverage company (Companhia de Bebidas).

On a different note, the Fund's positions in the Consumer Discretionary sector exerted the largest negative impact on investment results for the six months ended March 31, 2003. There were two major industry-level detractors within this sector: retailing and automobiles. Our retailing positions had an aggregate loss of -32% during the reporting period. Seiyu,(2) a Japanese retailer, lost nearly -60% and was the principal "problem" in this area for us performance-wise. Our automobile holdings--


14


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which included Porsche, Nissan Motors, and Bayerische Motoren Werke
(BMW)(2)--experienced an overall return of -14% over the six-month period. BMW and Porsche were particularly hard-hit, with losses of -14% and -28%, respectively.

The Fund's Technology-related investments also adversely impacted performance during the past six months. In aggregate, our technology positions declined by more than -10% during the reporting period. While we did have some good individual performing positions (e.g., Nokia Oyj, which gained 6%), there were four specific holdings that traded down sharply, experiencing price losses ranging from -15% to -67%. These companies included ARM Holdings, SAP, Advantest (sold as of March 31, 2003), and Taiwan Semiconductor.(2)

In the Materials sector, we had a position in a company called Posco,(2) a South Korean steel manufacturing company. Posco had a return of -25% during the reporting period.

Gains or losses for the Fund relating to its exposure to foreign currencies appeared not to materially affect the Fund's overall performance during the six months ended March 31, 2003.

As of March 31st, the Fund's primary economic sector allocations were in Financials, Consumer Discretionary, Consumer Staples, Information
Technology, Telecommunications Services, and Industrials. The financial positions continued to emphasize banking companies. Consumer-related holdings were characterized primarily by positions in the automobile, media, and beverage industries. From a country perspective, the Fund overall continued to have a Western European "tilt," with investments in the


                                                                          15


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United Kingdom, Germany, France, Ireland, Netherlands, and Switzerland
representing about 60% of its assets. Our Japan weighting, at approximately 14% of assets, was considerably below that of the EAFE Index.

In the past, the Fund has tended to have a relatively high portfolio turnover level because of its investment style. Although the Fund may hold core positions for some time, it may change its portfolio composition quickly to take advantage of new opportunities, or address issues affecting particular holdings. Turnover has generally declined substantially since the Fund's initial inception.

Thank you very much for your support.

Sincerely,

/s/ James G. Gendelman

JAMES G. GENDELMAN

PORTFOLIO MANAGER

(1) Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than their original cost. The performance returns for the 21st Century Fund and the International Opportunities Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced.

     The S&P 500(R) Index is a registered trademark of Standard & Poor's corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. The Nasdaq Composite Index is an unmanaged, broad-based index of over 5,000 stocks that consists of all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). You cannot invest directly in an index.

(2) Portfolio composition is subject to change at any time and references to specific securities, industries and sectors referenced in this letter are not recommendations to purchase or sell any particular security. See the accompanying Schedule of Investments for the percent of a Fund's portfolio represented by the securities or industries mentioned in this letter.

     Not authorized for distribution unless preceded or accompanied by a current Marsico Funds prospectus.

UMB Distribution Services, LLC, distributor for the Marsico Funds.

16


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FUND OVERVIEW

MARSICO FOCUS FUND
MARCH 31, 2003 (Unaudited)

The Focus Fund invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.

-----------------------------------------------------------------------------------------------
PERFORMANCE COMPARISON
-----------------------------------------------------------------------------------------------
                                                         Five Year            Average Annual
                                    One Year          Average Annual          Since Inception
                                (4/1/02-3/31/03)     (4/1/98-3/31/03)       (12/31/97-3/31/03)
Marsico Focus Fund                  -20.34%                0.64%                  4.68%
S&P 500(R) Index                    -24.76%               -3.77%                 -1.16%

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
3/31/03                                                                       $1,700,210,110

---------------------------------------------
NET ASSET VALUE
---------------------------------------------
Net Asset Value Per Share            $11.32

---------------------------------------------
TOP FIVE HOLDINGS
---------------------------------------------
UnitedHealth Group, Inc.               8.17%
SLM Corp.                              7.66
Nextel Communications, Inc. -
  Class A                              4.84
Viacom, Inc. - Class B                 4.80
Quest Diagnostics, Inc.                4.21

---------------------------------------------
SECTOR ALLOCATION(2)
---------------------------------------------
Consumer Non-Cyclical                 28.89%
Communications                        20.87
Financial                             18.05
Consumer Cyclical                     16.26
Technology                             9.65
Industrial                             6.28

                                                     GROWTH OF $10,000(1)

                                                  [Marsico Focus Fund Graph]


The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV, assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged, broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.


                                                                          17


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SCHEDULE OF INVESTMENTS

MARSICO FOCUS FUND
MARCH 31, 2003 (Unaudited)

                                               Number          Market Value        Percent of
                                             of Shares          in Dollars         Net Assets
----------------------------------------------------------------------------------------------
COMMON STOCKS
----------------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE
Intuit, Inc.*                                  503,826          $18,742,327           1.10%
Microsoft Corporation                        1,757,748           42,555,079           2.50
                                            --------------------------------------------------
                                                                 61,297,406           3.60
                                            --------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                  1,868,508           51,820,107           3.05
                                            --------------------------------------------------

BROADCAST SERVICES/PROGRAMMING
Clear Channel Communications, Inc.*            937,122           31,787,178           1.87
                                            --------------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
Lennar Corporation                             198,985           10,655,647           0.63
                                            --------------------------------------------------

CASINO HOTELS
MGM MIRAGE*                                    552,791           16,169,137           0.95
                                            --------------------------------------------------

CELLULAR TELECOMMUNICATIONS
Nextel Communications, Inc. - Class A*       6,139,840           82,212,458           4.84
                                            --------------------------------------------------

COMPUTERS
Dell Computer Corporation*                   2,104,328           57,469,198           3.38
                                            --------------------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company                   591,988           52,716,531           3.10
                                            --------------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
General Electric Company                     2,211,790           56,400,645           3.32
                                            --------------------------------------------------

E-COMMERCE/SERVICES
eBay, Inc.*                                    654,846           55,851,816           3.29
Expedia, Inc. - Class A*                       118,952            6,145,060           0.36
                                            --------------------------------------------------
                                                                 61,996,876           3.65
                                            --------------------------------------------------

ENTERTAINMENT SOFTWARE
Electronic Arts, Inc.*                         728,057           42,693,262           2.51
                                            --------------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                              1,173,515          130,166,284           7.66
                                            --------------------------------------------------


*Non-income producing.
 See notes to financial statements.


18


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SCHEDULE OF INVESTMENTS

MARSICO FOCUS FUND
MARCH 31, 2003 (Unaudited)


                                               Number          Market Value        Percent of
                                             of Shares          in Dollars         Net Assets
----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
----------------------------------------------------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Citigroup, Inc.                              1,925,130          $66,320,728           3.90%
The Goldman Sachs Group, Inc.                  449,012           30,568,737           1.80
Lehman Brothers Holdings, Inc.                 305,074           17,618,024           1.03
                                            --------------------------------------------------
                                                                114,507,489           6.73
                                            --------------------------------------------------

FINANCE - MORTGAGE LOAN/BANKER
Fannie Mae                                     874,526           57,150,274           3.36
                                            --------------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                      825,883           22,439,241           1.32
                                            --------------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Amgen, Inc.*                                 1,160,032           66,759,842           3.92
Genentech, Inc.*                             1,344,202           47,060,512           2.77
IDEC Pharmaceuticals Corporation*              404,030           13,906,308           0.82
                                            --------------------------------------------------
                                                                127,726,662           7.51
                                            --------------------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                     1,514,660          138,848,882           8.17
                                            --------------------------------------------------

MEDICAL - HOSPITALS
HCA, Inc.                                    1,385,994           57,324,712           3.37
                                            --------------------------------------------------

MEDICAL LABS & TESTING SERVICES
Quest Diagnostics, Inc.*                     1,198,488           71,537,749           4.21
                                            --------------------------------------------------

MEDICAL PRODUCTS
Johnson & Johnson                              605,738           35,054,058           2.06
                                            --------------------------------------------------

MULTIMEDIA
Viacom, Inc. - Class B*                      2,233,359           81,562,271           4.80
The Walt Disney Company                        770,854           13,119,935           0.77
                                            --------------------------------------------------
                                                                 94,682,206           5.57
                                            --------------------------------------------------

NETWORKING PRODUCTS
Cisco Systems, Inc.*                         3,268,793           42,428,933           2.49
                                            --------------------------------------------------

RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                       1,265,622           51,662,690           3.04
                                            --------------------------------------------------

*Non-income producing.
 See notes to financial statements.


===============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO FOCUS FUND
MARCH 31, 2003 (Unaudited)


                                               Number          Market Value        Percent of
                                             of Shares          in Dollars         Net Assets
----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
----------------------------------------------------------------------------------------------

RETAIL - DISCOUNT
Wal-Mart Stores, Inc.                        1,004,870          $52,283,386           3.07%
                                            --------------------------------------------------

RETAIL - JEWELRY
Tiffany & Company                            2,252,740           56,318,510           3.31
                                            --------------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                              882,813           48,616,512           2.86
                                            --------------------------------------------------

WIRELESS EQUIPMENT
QUALCOMM, Inc.                                 994,790           35,872,127           2.11
                                            --------------------------------------------------

TOTAL COMMON STOCKS
(COST $1,619,801,551)                                         1,661,838,160          97.74
                                            --------------------------------------------------

----------------------------------------------------------------------------------------------
PREFERRED STOCK
----------------------------------------------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Porsche AG                                      37,935           10,603,381           0.62
                                            --------------------------------------------------

TOTAL PREFERRED STOCKS
(COST $13,700,424)                                               10,603,381           0.62
                                            --------------------------------------------------

                                             Principal/        Market Value        Percent of
                                               Shares           in Dollars         Net Assets
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------

Federal Home Loan Bank,
  0.96%, 4/1/03                             72,700,000           72,700,000           4.28
SSgA Money Market Fund                          33,959               33,959              -
                                            --------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $72,733,959)                                               72,733,959           4.28
                                            --------------------------------------------------

TOTAL INVESTMENTS
(COST $1,706,235,934)                                         1,745,175,500         102.64
                                            --------------------------------------------------

Liabilities Less Cash and Other Assets                          (44,965,390)         (2.64)
                                            --------------------------------------------------

NET ASSETS                                                   $1,700,210,110         100.00%
                                            ==================================================

*Non-income producing.
 See notes to financial statements.

==============================================================================

STATEMENT OF ASSETS AND LIABILITIES

MARSICO FOCUS FUND
MARCH 31, 2003 (Unaudited)

(Amounts in thousands)
------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------
Investments, at value (cost $1,706,236)                          $1,745,176
Receivable for investments sold                                          31
Receivable for capital stock sold                                     2,151
Interest and dividends receivable                                       393
Prepaid expenses and other assets                                       325
                                                               ---------------
TOTAL ASSETS                                                      1,748,076
                                                               ===============
------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------
Payable for investments purchased                                    44,355
Payable for capital stock redeemed                                    1,363
Accrued investment advisory fee                                       1,171
Accrued distribution fee                                                240
Accrued trustees' fees                                                  304
Accrued expenses and other liabilities                                  433
                                                               ---------------
TOTAL LIABILITIES                                                    47,866
                                                               ---------------
NET ASSETS                                                       $1,700,210
                                                               ===============
------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------
Paid-in-capital                                                  $2,035,161
Accumulated net investment loss                                        (304)
Accumulated net realized loss on investments and
  foreign currency transactions                                    (373,587)
Net unrealized appreciation on investments
  and foreign currency translations                                  38,940
                                                               ---------------
NET ASSETS                                                       $1,700,210
                                                               ===============
SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                     150,138

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                                     $11.32
                                                               ===============

*Not in thousands.
 See notes to financial statements.

==============================================================================

STATEMENT OF OPERATIONS

MARSICO FOCUS FUND
For the Six Months Ended March 31, 2003 (Unaudited)

(Amounts in thousands)
------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                               $461
Dividends (net of $113 of non-reclaimable
  foreign withholding taxes)                                          4,491
                                                               ---------------
TOTAL INVESTMENT INCOME                                               4,952
                                                               ---------------
------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------
Investment advisory fees                                              6,053
Distribution fees                                                     1,780
Transfer agent fees and expenses                                        894
Printing and postage expenses                                           282
Custody and fund accounting fees                                        128
Fund administration fees                                                109
Trustees' fees and expenses                                             105
Professional fees                                                        98
State registration fees                                                  35
Amortization of organizational costs                                      7
Miscellaneous                                                            64
                                                               ---------------

TOTAL EXPENSES                                                        9,555
Less expenses paid indirectly                                          (377)
                                                               ---------------
NET EXPENSES                                                          9,178
                                                               ---------------

NET INVESTMENT LOSS                                                  (4,226)
                                                               ---------------
------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------
Net realized loss on investments                                    (31,642)
Net realized gain on foreign currency transactions                    2,919
Change in unrealized appreciation/depreciation on
  investments and foreign currency translations                       2,026
                                                               ---------------

Net Loss on Investments                                             (26,697)
                                                               ---------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          $(30,923)
                                                               ===============

See notes to financial statements.

=============================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

MARSICO FOCUS FUND

                                                                 Six Months        Year
                                                                Ended 3/31/03      Ended
(Amounts in thousands)                                           (Unaudited)      9/30/02
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment loss                                                 $(4,226)       $(8,834)
Net realized loss on investments                                    (31,642)      (114,160)
Net realized gain on foreign
  currency transactions                                               2,919          1,649
Change in unrealized appreciation/
  depreciation on investments and
  foreign currency translations                                       2,026         64,375
                                                                -----------------------------
Net decrease in net assets
  resulting from operations                                         (30,923)       (56,970)
                                                                -----------------------------
---------------------------------------------------------------------------------------------
DISTRIBUTIONS
---------------------------------------------------------------------------------------------
Tax return of capital                                                     -         (4,530)
                                                                -----------------------------

Total distributions                                                       -         (4,530)
                                                                -----------------------------
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------
Proceeds from sale of shares                                        735,686        544,645
Proceeds from reinvestment
  of distributions                                                        -          4,400
Redemption of shares                                               (278,621)      (524,972)
                                                                -----------------------------

Net increase from
  capital share transactions                                        457,065         24,073
                                                                -----------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                                     426,142        (37,427)
---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Beginning of period                                               1,274,068      1,311,495

END OF PERIOD                                                    $1,700,210     $1,274,068
                                                                -----------------------------
---------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
---------------------------------------------------------------------------------------------
Shares sold                                                          65,270         42,317
Shares issued in reinvestment
  of distributions                                                        -            330
Shares redeemed                                                     (24,232)       (40,445)
                                                                -----------------------------

NET INCREASE                                                         41,038          2,202
                                                                =============================

See notes to financial statements.

============================================================================

FINANCIAL HIGHLIGHTS

MARSICO FOCUS FUND
For a Fund Share Outstanding Throughout the Period.

                                                Six Months         Year
                                               Ended 3/31/03       Ended
                                                (Unaudited)       9/30/02
                                               -----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $11.68           $12.27
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
Net investment loss                                 (0.01)           (0.08)
Net realized and unrealized gains
  (losses) on investments                           (0.35)           (0.47)
                                               -----------------------------
Total from investment
  operations                                        (0.36)           (0.55)
                                               -----------------------------
----------------------------------------------------------------------------
DISTRIBUTIONS
----------------------------------------------------------------------------
Net realized gains                                      -                -
Tax return of capital                                   -            (0.04)
                                               -----------------------------
Total distributions                                     -            (0.04)
                                               -----------------------------
NET ASSET VALUE, END OF PERIOD                     $11.32           $11.68
                                               -----------------------------
TOTAL RETURN                                        (3.08)%(1)       (4.50)%
----------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
----------------------------------------------------------------------------
Net assets, end of period (000s)               $1,700,210       $1,274,068

Ratio of expenses to average net assets,
  before expenses paid indirectly                    1.34%(2)         1.35%

Ratio of net investment loss to average
  net assets, net of expenses paid indirectly       (0.59)%(2)       (0.64)%

Ratio of net investment loss to average
  net assets, before expenses paid indirectly       (0.65)%(2)       (0.68)%

Portfolio turnover rate                                50%(1)          117%

*   Inception.
(1) Not annualized for the periods less than one year.
(2) Annualized for the periods less than one year.
    See notes to financial statements.

24



=====================================================================================================







                                                 Year         Year        Year       12/31/97*
                                                 Ended        Ended       Ended         to
                                                9/30/01      9/30/00     9/30/99      9/30/98
                                              -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $22.17       $17.43      $12.36       $10.00
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment loss                                 (0.07)       (0.16)      (0.06)       (0.01)
Net realized and unrealized gains
  (losses) on investments                           (7.87)        4.94        5.13         2.37
                                              -------------------------------------------------------
Total from investment
  operations                                        (7.94)        4.78        5.07         2.36
                                              -------------------------------------------------------
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
Net realized gains                                  (1.96)       (0.04)          -            -
Tax return of capital                                   -            -           -            -
                                              -------------------------------------------------------
Total distributions                                 (1.96)       (0.04)          -            -
                                              -------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $12.27       $22.17      $17.43       $12.36
                                              -------------------------------------------------------
TOTAL RETURN                                       (38.17)%      27.42%      41.02%       23.60%(1)
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
-----------------------------------------------------------------------------------------------------
Net assets, end of period (000s)               $1,311,495   $2,853,805  $2,258,141     $858,257

Ratio of expenses to average net assets,
  before expenses paid indirectly                    1.30%        1.27%       1.31%        1.56%(2)

Ratio of net investment loss to average
  net assets, net of expenses paid indirectly       (0.36)%      (0.69)%     (0.43)%      (0.27)%(2)

Ratio of net investment loss to average
  net assets, before expenses paid indirectly       (0.39)%      (0.70)%     (0.45)%      (0.27)%(2)

Portfolio turnover rate                               127%         176%        173%         170%(1)


==============================================================================

FUND OVERVIEW

MARSICO GROWTH FUND
MARCH 31, 2003 (Unaudited)


The Growth Fund invests primarily in the common stocks of large companies that are selected for their growth potential. The Growth Fund will normally hold between 35 and 50 common stocks.

---------------------------------------------------------------------------------------------------
PERFORMANCE COMPARISON
---------------------------------------------------------------------------------------------------
                                                               Five Year         Average Annual
                                             One Year        Average Annual     Since Inception
                                         (4/1/02-3/31/03)   (4/1/98-3/31/03)   (12/31/97-3/31/03)
Marsico Growth Fund                          -20.55%              0.33%                   3.80%
S&P 500(R) Index                             -24.76%             -3.77%                  -1.16%
---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
3/31/03                                                                           $614,834,529
---------------------------------------------------------------------------------------------------

------------------------------------------------------
NET ASSET VALUE
------------------------------------------------------
Net Asset Value Per Share                    $11.60
------------------------------------------------------
TOP FIVE HOLDINGS
------------------------------------------------------
SLM Corp.                                      6.29%
UnitedHealth Group, Inc.                       6.11
The Procter & Gamble Co.                       4.03
Amgen, Inc.                                    3.87
Fannie Mae                                     3.65
------------------------------------------------------
SECTOR ALLOCATION(2)
------------------------------------------------------
Consumer Non-Cyclical                         30.33%
Consumer Cyclical                             22.68
Communications                                16.02
Financial                                     14.95
Technology                                     9.66
Industrial                                     6.08
Utilities                                      0.28

                                                        GROWTH OF $10,000(1)

                                                    [Marsico Growth Fund Graph]

The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV, assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged, broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

==============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO GROWTH FUND
MARCH 31, 2003 (Unaudited)

                                            Number         Market Value           Percent of
                                          of Shares         in Dollars            Net Assets
----------------------------------------------------------------------------------------------
COMMON STOCKS
----------------------------------------------------------------------------------------------
AIRLINES
Ryanair Holdings PLC ADR*                   225,190         $9,338,629               1.52%
                                        ------------------------------------------------------

APPLICATIONS SOFTWARE
Intuit, Inc.*                               206,033          7,664,427               1.25
Microsoft Corporation                       633,890         15,346,477               2.49
                                        ------------------------------------------------------
                                                            23,010,904               3.74
                                        ======================================================

AUTOMOTIVE - CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                 618,136         17,143,022               2.79
                                        ------------------------------------------------------

BREWERY
Anheuser-Busch Companies, Inc.              113,077          5,270,519               0.86
Heineken N.V.                                63,374          2,348,273               0.38
                                        ------------------------------------------------------
                                                             7,618,792               1.24
                                        ======================================================

BROADCAST SERVICES/PROGRAMMING
Clear Channel Communications, Inc.*         294,480          9,988,761               1.62
                                        ------------------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
Lennar Corporation                          239,370         12,818,263               2.08
M.D.C. Holdings, Inc.                       186,622          7,162,552               1.17
                                        ------------------------------------------------------
                                                            19,980,815               3.25
                                        ======================================================

CABLE TV
EchoStar Communications
  Corporation - Class A*                    163,692          4,727,425               0.77
                                        ======================================================

CASINO HOTELS
MGM MIRAGE*                                 285,864          8,361,522               1.36
Wynn Resorts Ltd.*                          791,390         12,219,062               1.99
                                        ------------------------------------------------------
                                                            20,580,584               3.35
                                        ======================================================

CELLULAR TELECOMMUNICATIONS
Nextel Communications, Inc. - Class A*    1,654,482         22,153,514               3.60
                                        ------------------------------------------------------

COMPUTERS
Dell Computer Corporation*                  663,926         18,131,819               2.95
                                        ------------------------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company                278,308         24,783,327               4.03
                                        ------------------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
General Electric Company                    797,630         20,339,565               3.31
                                        ------------------------------------------------------

*Non-income producing. See notes to financial statements.

                                                                          27



==============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO GROWTH FUND
MARCH 31, 2003 (Unaudited)

                                            Number         Market Value          Percent of
                                          of Shares         in Dollars            Net Assets
----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
----------------------------------------------------------------------------------------------
E-COMMERCE/SERVICES
eBay, Inc.*                                  81,138         $6,920,260               1.13%
Expedia, Inc. - Class A*                     19,560          1,010,470               0.16
                                        ------------------------------------------------------
                                                             7,930,730               1.29
                                        ------------------------------------------------------

ELECTRIC - INTEGRATED
Duke Energy Corporation                     114,604          1,666,342               0.27
                                        ------------------------------------------------------

ENGINEERING/R&D SERVICES
Jacobs Engineering Group, Inc.*              33,932          1,425,483               0.23
                                        ------------------------------------------------------

ENTERPRISE SOFTWARE/SERVICES
Oracle Corporation*                         505,802          5,487,446               0.89
                                        ------------------------------------------------------

ENTERTAINMENT SOFTWARE
Electronic Arts, Inc.*                      189,773         11,128,289               1.81
                                        ------------------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                             348,718         38,679,800               6.29
                                        ------------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Citigroup, Inc.                             649,404         22,371,968               3.64
The Goldman Sachs Group, Inc.                12,000            816,960               0.13
Lehman Brothers Holdings, Inc.               88,181          5,092,453               0.83
                                        ------------------------------------------------------
                                                            28,281,381               4.60
                                        ======================================================

FINANCE - MORTGAGE LOAN/BANKER
Fannie Mae                                  343,626         22,455,959               3.65
                                        ------------------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                   336,417          9,140,450               1.49
                                        ------------------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Amgen, Inc.*                                413,064         23,771,833               3.87
Genentech, Inc.*                            510,090         17,858,251               2.90
IDEC Pharmaceuticals Corp.*                 225,360          7,756,666               1.26
                                        ------------------------------------------------------
                                                            49,386,750               8.03
                                        ======================================================

MEDICAL - HMO
UnitedHealth Group, Inc.                    409,604         37,548,399               6.11
                                        ------------------------------------------------------

*Non-income producing.
 See notes to financial statements.

28



==============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO GROWTH FUND
MARCH 31, 2003 (Unaudited)

                                            Number         Market Value           Percent of
                                          of Shares         in Dollars            Net Assets
----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
----------------------------------------------------------------------------------------------
MEDICAL - HOSPITALS
HCA, Inc.                                   374,011        $15,469,095               2.52%
                                        ------------------------------------------------------

MEDICAL LABS & TESTING SERVICES
Quest Diagnostics, Inc.*                    357,605         21,345,442               3.47
                                        ------------------------------------------------------

MEDICAL PRODUCTS
Johnson & Johnson                           158,134          9,151,215               1.49
Zimmer Holdings, Inc.*                      331,752         16,133,100               2.62
                                        ------------------------------------------------------
                                                            25,284,315               4.11
                                        ------------------------------------------------------

MOTORCYCLE/MOTOR SCOOTER MANUFACTURER
Harley-Davidson, Inc.                        67,364          2,675,024               0.44
                                        ------------------------------------------------------

MULTIMEDIA
Viacom, Inc. - Class B*                     490,976         17,930,444               2.92
The Walt Disney Company                     277,524          4,723,458               0.77
                                        ------------------------------------------------------
                                                            22,653,902               3.69
                                        ------------------------------------------------------

NETWORKING PRODUCTS
Cisco Systems, Inc.*                      1,178,814         15,301,006               2.49
                                        ------------------------------------------------------
RETAIL - BEDDING
Bed Bath & Beyond, Inc.*                    162,524          5,613,579               0.91
                                        ------------------------------------------------------

RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                      342,280         13,971,870               2.27
                                        ------------------------------------------------------

RETAIL - DISCOUNT
Wal-Mart Stores, Inc.                       322,026         16,755,013               2.72
                                        ------------------------------------------------------

RETAIL - JEWELRY
Tiffany & Company                           611,989         15,299,725               2.49
                                        ------------------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                           265,032         14,595,312               2.37
                                        ------------------------------------------------------

WIRELESS EQUIPMENT
QUALCOMM, Inc.                              363,121         13,094,143               2.13
                                        ------------------------------------------------------

TOTAL COMMON STOCKS
(COST $567,632,656)                                        592,986,612              96.44
                                        ======================================================

*Non-income producing.
 See notes to financial statements.

===============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO GROWTH FUND
MARCH 31, 2003 (Unaudited)

                                             Number        Market Value            Percent of
                                            of Shares       in Dollars             Net Assets
-----------------------------------------------------------------------------------------------
PREFERRED STOCK
-----------------------------------------------------------------------------------------------
AUTOMOTIVE - CARS/LIGHT TRUCKS
Porsche AG                                    8,346         $2,332,828               0.38%
                                        ------------------------------------------------------

TOTAL PREFERRED STOCK
(COST $2,993,636)                                            2,332,828               0.38
                                        ------------------------------------------------------

                                      Principal Amount      Market Value           Percent of
                                         in Dollars          in Dollars            Net Assets
-----------------------------------------------------------------------------------------------
CORPORATE BOND
-----------------------------------------------------------------------------------------------
BUILDING - RESIDENTIAL/COMMERCIAL
M.D.C. Holdings, Inc.,
  8.375%, 2/1/08                         $2,700,000          2,813,076               0.46
                                        ------------------------------------------------------

TOTAL CORPORATE BOND
(COST $2,647,387)                                            2,813,076               0.46
                                        ------------------------------------------------------

                                          Principal/      Market Value           Percent of
                                           Shares          in Dollars            Net Assets
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank,
  0.96%, 4/1/03                          18,700,000         18,700,000               3.04
SSgA Money Market Fund                       37,372             37,372               0.01
                                        ------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $18,737,372)                                          18,737,372               3.05
                                        ------------------------------------------------------

TOTAL INVESTMENTS
(COST $592,011,051)                                        616,869,888             100.33
                                        ------------------------------------------------------


Liabilities Less Cash and Other Assets                      (2,035,359)             (0.33)
                                        ------------------------------------------------------


NET ASSETS                                                $614,834,529             100.00%
                                        ======================================================

*Non-income producing.
 See notes to financial statements.

=========================================================================

STATEMENT OF ASSETS AND LIABILITIES

MARSICO GROWTH FUND
MARCH 31, 2003 (Unaudited)

(Amounts in thousands)
-------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------
Investments, at value (cost $592,011)                         $616,870
Receivable for investments sold                                    752
Receivable for capital stock sold                                1,418
Interest and dividends receivable                                  156
Prepaid expenses and other assets                                  202
                                                            -------------
TOTAL ASSETS                                                   619,398
                                                            -------------
-------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------
Payable for investments purchased                                3,002
Payable for capital stock redeemed                                 657
Accrued investment advisory fee                                    434
Accrued distribution fee                                            62
Accrued trustees' fees                                             182
Accrued expenses and other liabilities                             226
                                                            -------------
TOTAL LIABILITIES                                                4,563
                                                            -------------
NET ASSETS                                                    $614,835
                                                            =============
-------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------
Paid-in-capital                                               $741,516
Accumulated net investment loss                                   (197)
Accumulated net realized loss on investments and
  foreign currency transactions                               (151,343)
Net unrealized appreciation on investments
  and foreign currency translations                             24,859
                                                            -------------

NET ASSETS                                                    $614,835
                                                            =============

SHARES OUTSTANDING, $0.001 PAR VALUE
(UNLIMITED SHARES AUTHORIZED)                                   53,000

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*                                     $11.60
                                                            =============

*Not in thousands.
 See notes to financial statements.

============================================================================

STATEMENT OF OPERATIONS

MARSICO GROWTH FUND
For the Six Months Ended March 31, 2003 (Unaudited)

(Amounts in thousands)
-------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------
Interest                                                          $225
Dividends (net of $26 of non-reclaimable
  foreign withholding taxes)                                     2,064
                                                            -------------

TOTAL INVESTMENT INCOME                                          2,289
                                                            -------------
-------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------
Investment advisory fees                                         2,672
Distribution fees                                                  786
Transfer agent fees and expenses                                   428
Printing and postage expenses                                      131
Fund administration fees                                            86
Custody and fund accounting fees                                    80
Trustees' fees and expenses                                         52
Professional fees                                                   47
State registration fees                                             22
Amortization of organizational costs                                 7
Miscellaneous                                                       25
                                                            -------------

TOTAL EXPENSES                                                   4,336
Less expenses paid indirectly                                     (149)
                                                            -------------
NET EXPENSES                                                     4,187
                                                            -------------

NET INVESTMENT LOSS                                             (1,898)
                                                            -------------
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------
Net realized loss on investments                               (21,576)
Net realized gain on foreign currency transactions               1,263
Change in unrealized appreciation/depreciation on
  investments and foreign currency translations                  6,493
                                                            -------------
Net Loss on Investments                                        (13,820)
                                                            -------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                     $(15,718)
                                                            =============

See notes to financial statements.

==========================================================================

STATEMENTS OF CHANGES IN NET ASSETS

MARSICO GROWTH FUND

                                          Six Months            Year
                                         Ended 3/31/03          Ended
(Amounts in thousands)                    (Unaudited)          9/30/02
--------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------
Net investment loss                         $(1,898)           $(3,115)
Net realized loss on investments            (21,576)           (76,004)
Net realized gain on foreign
  currency transactions                       1,263                203
Change in unrealized appreciation/
  depreciation on investments and
  foreign currency translations               6,493             20,913
                                         ---------------------------------

Net decrease in net assets
  resulting from operations                 (15,718)           (58,003)
                                         ---------------------------------
--------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------
Tax return of capital                             -               (717)
                                         ---------------------------------

Total distributions                               -               (717)
                                         ---------------------------------
--------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------
Proceeds from sale of shares                173,365            430,675
Proceeds from reinvestment
  of distributions                                -                682
Redemption of shares                       (184,786)          (261,567)
                                         ---------------------------------

Net increase (decrease) from
  capital share transactions                (11,421)           169,790
                                         ---------------------------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             (27,139)           111,070
--------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------
Beginning of period                         641,974            530,904

END OF PERIOD                              $614,835           $641,974
                                         ---------------------------------
--------------------------------------------------------------------------
TRANSACTIONS IN SHARES
--------------------------------------------------------------------------
Shares sold                                  14,671             32,129
Shares issued in reinvestment
  of distributions                                -                 49
Shares redeemed                             (15,719)           (19,908)
                                         ---------------------------------

NET INCREASE (DECREASE)                      (1,048)            12,270
                                         =================================

See notes to financial statements.

==================================================================================

FINANCIAL HIGHLIGHTS

MARSICO GROWTH FUND
For a Fund Share Outstanding Throughout the Period.

                                                        Six Months        Year
                                                       Ended 3/31/03     Ended
                                                        (Unaudited)     9/30/02
                                                       ---------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.88          $12.71
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------
Net investment loss                                        (0.04)          (0.04)
Net realized and unrealized gains
  (losses) on investments                                  (0.24)          (0.77)
                                                       ---------------------------
Total from investment
  operations                                               (0.28)          (0.81)
                                                       ---------------------------
----------------------------------------------------------------------------------
DISTRIBUTIONS
----------------------------------------------------------------------------------
Net realized gains                                             -               -
Tax return of capital                                          -           (0.02)
                                                       ---------------------------
Total distributions                                            -           (0.02)
                                                       ---------------------------
NET ASSET VALUE, END OF PERIOD                            $11.60          $11.88
                                                       ---------------------------

TOTAL RETURN                                               (2.36)%(1)      (6.42)%
----------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
----------------------------------------------------------------------------------
Net assets, end of period (000s)                        $614,835        $641,974

Ratio of expenses to average net assets,
  less waivers and before expenses
  paid indirectly                                           1.38%(2)        1.37%

Ratio of net investment loss to average net
  assets, net of waivers and expenses
  paid indirectly                                          (0.60)%(2)      (0.49)%

Ratio of expenses to average net assets,
  before waivers and expenses paid indirectly               1.38%(2)        1.37%

Ratio of net investment loss to average net assets,
  before waivers and expenses paid indirectly              (0.65)%(2)      (0.52)%

Portfolio turnover rate                                       46%(1)         111%

*   Inception.
(1) Not annualized for the periods less than one year.
(2) Annualized for the periods less than one year.
    See notes to financial statements.


34




=================================================================================================================







                                                           Year            Year          Year        12/31/97*
                                                           Ended          Ended          Ended          to
                                                          9/30/01        9/30/00        9/30/99      9/30/98
                                                      -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $20.82         $16.29         $11.54       $10.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.09)         (0.11)         (0.06)       (0.01)
Net realized and unrealized gains
  (losses) on investments                                   (7.32)          4.75           4.81         1.55
                                                      -----------------------------------------------------------
Total from investment
  operations                                                (7.41)          4.64           4.75         1.54
                                                      -----------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
Net realized gains                                          (0.70)         (0.11)             -            -
Tax return of capital                                           -              -              -            -
                                                      -----------------------------------------------------------
Total distributions                                         (0.70)         (0.11)             -            -
                                                      -----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $12.71         $20.82         $16.29       $11.54

                                                      -----------------------------------------------------------
TOTAL RETURN                                               (36.45)%        28.53%         41.16%       15.40%(1)
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s)                         $530,904     $1,002,722       $688,490     $263,519

Ratio of expenses to average net assets,
  less waivers and before expenses
  paid indirectly                                            1.33%          1.30%          1.43%        1.51%(2)

Ratio of net investment loss to average net
  assets, net of waivers and expenses
  paid indirectly                                           (0.53)%        (0.54)%        (0.46)%      (0.14)%(2)

Ratio of expenses to average net assets,
  before waivers and expenses paid indirectly                1.33%          1.30%          1.43%        1.78%(2)

Ratio of net investment loss to average net assets,
  before waivers and expenses paid indirectly               (0.55)%        (0.55)%        (0.47)%      (0.41)%(2)

Portfolio turnover rate                                       120%           137%           137%         141%(1)


==============================================================================

FUND OVERVIEW

MARSICO 21ST CENTURY FUND
MARCH 31, 2003 (Unaudited)

The 21st Century Fund invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size, and will normally hold a core position of between 35 and 50 common stocks.

-----------------------------------------------------------------------------------
PERFORMANCE COMPARISON
-----------------------------------------------------------------------------------
                                     One Year             Average Annual Since
                                  (4/1/02-3/31/03)     Inception (2/1/00-3/31/03)
Marsico 21st Century Fund            -13.03%(1)                 -12.57%(1)
S&P 500(R) Index                     -24.76%                    -13.33%

-----------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------
3/31/03                                                    $52,402,447
-----------------------------------------------------------------------------------

----------------------------------------------
NET ASSET VALUE
----------------------------------------------
Net Asset Value Per Share             $6.54

----------------------------------------------
TOP FIVE HOLDINGS
----------------------------------------------
Bayerische Motoren Werke AG            5.02%
EchoStar Communications
  Corp. - Class A                      4.64
Dell Computer Corp.                    4.52
Marvel Enterprises, Inc.               4.29
Nextel Communications, Inc. -
  Class A                              4.10

----------------------------------------------
SECTOR ALLOCATION(3)
----------------------------------------------
Consumer Cyclical                     32.64%
Communications                        23.15
Consumer Non-Cyclical                 13.77
Financial                             13.74
Technology                            13.11
Industrial                             3.59

                                                  GROWTH OF $10,000(1)(2)

                                             [Marsico 21st Century Fund Graph]

The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1) The performance returns for the 21st Century Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced.

(2) This chart assumes an initial investment of $10,000 made on February 1, 2000 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV, assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged, broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

==========================================================================================

SCHEDULE OF INVESTMENTS

MARSICO 21ST CENTURY FUND
MARCH 31, 2003 (Unaudited)

                                           Number        Market Value         Percent of
                                          of Shares       in Dollars          Net Assets
------------------------------------------------------------------------------------------
COMMON STOCKS
------------------------------------------------------------------------------------------
AIRLINES
JetBlue Airways Corporation*                50,618        $1,402,625             2.68%
Ryanair Holdings PLC ADR*                   48,206         1,999,103             3.81
                                         -------------------------------------------------
                                                           3,401,728             6.49
                                         -------------------------------------------------

APPLICATIONS SOFTWARE
Intuit, Inc.*                               39,606         1,473,343             2.81
Mercury Interactive Corporation*            36,830         1,093,114             2.09
                                         -------------------------------------------------
                                                           2,566,457             4.90
                                         -------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                 94,872         2,631,125             5.02
                                         -------------------------------------------------

BREWERY
Heineken Holding N.V. - Class A             27,240           772,088             1.47
                                         -------------------------------------------------

BROADCAST SERVICES/PROGRAMMING
Clear Channel Communications, Inc.*         59,460         2,016,883             3.85
                                         -------------------------------------------------

CABLE TV
EchoStar Communications Corp. -
  Class A*                                  84,120         2,429,386             4.64
                                         -------------------------------------------------

CASINO HOTELS
Wynn Resorts Ltd.*                          76,080         1,174,675             2.24
                                         -------------------------------------------------

CELLULAR TELECOMMUNICATIONS
Nextel Communications, Inc. -
  Class A*                                 160,530         2,149,497             4.10
                                         -------------------------------------------------

COMMERCIAL BANKS - WESTERN US
UCBH Holdings, Inc.                         42,626         1,874,691             3.58
                                         -------------------------------------------------

COMPUTERS
Dell Computer Corporation*                  86,828         2,371,273             4.52
                                         -------------------------------------------------

COMPUTERS - MEMORY DEVICES
VERITAS Software Corporation*               55,892           982,581             1.87
                                         -------------------------------------------------

*Non-income producing.
 See notes to financial statements.

                                                                          37


==========================================================================================

SCHEDULE OF INVESTMENTS

MARSICO 21ST CENTURY FUND
MARCH 31, 2003 (Unaudited)

                                           Number        Market Value        Percent of
                                          of Shares       in Dollars         Net Assets
------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT
Fair Isaac Corporation                      16,140          $820,235             1.57%
                                         -------------------------------------------------

E-COMMERCE/SERVICES
eBay, Inc.*                                 13,154         1,121,905             2.14
                                         -------------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                             18,890         2,095,279             4.00
                                         -------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Citigroup, Inc.                             52,684         1,814,964             3.46
Jefferies Group, Inc.                       20,780           747,041             1.43
                                         -------------------------------------------------
                                                           2,562,005             4.89
                                         -------------------------------------------------
FINANCE - MORTGAGE LOAN/BANKER
Fannie Mae                                   8,076           527,767             1.01
                                         -------------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                   35,365           960,867             1.83
                                         -------------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Amgen, Inc.*                                18,682         1,075,149             2.05
Genentech, Inc.*                            38,904         1,362,029             2.60
IDEC Pharmaceuticals Corporation*           28,628           985,347             1.88
                                         -------------------------------------------------
                                                           3,422,525             6.53
                                         -------------------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                    21,929         2,010,231             3.84
                                         -------------------------------------------------

MOTORCYCLE/MOTOR SCOOTER MANUFACTURER
Harley-Davidson, Inc.                       32,568         1,293,275             2.47
                                         -------------------------------------------------

MULTIMEDIA
Viacom, Inc. - Class B*                     33,566         1,225,830             2.34
                                         -------------------------------------------------

NETWORKING PRODUCTS
Cisco Systems, Inc.*                        74,864           971,735             1.85
                                         -------------------------------------------------

*Non-income producing.
 See notes to financial statements.

38



==========================================================================================

SCHEDULE OF INVESTMENTS

MARSICO 21ST CENTURY FUND
MARCH 31, 2003 (Unaudited)

                                           Number        Market Value        Percent of
                                          of Shares       in Dollars         Net Assets
------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------
RETAIL - AUTO PARTS
AutoZone, Inc.*                             11,496          $789,890             1.51%
                                         -------------------------------------------------

RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                      39,622         1,617,370             3.09
                                         -------------------------------------------------

RETAIL - RESTAURANTS
Starbucks Corporation*                      44,992         1,158,994             2.21
                                         -------------------------------------------------

RETAIL - SPORTING GOODS
Gart Sports Company*                        54,056         1,031,388             1.97
                                         -------------------------------------------------

TELECOMMUNICATION SERVICES
Amdocs Ltd.*                                57,020           757,226             1.44
                                         -------------------------------------------------

THERAPEUTICS
Inspire Pharmaceuticals, Inc.*              55,840           875,013             1.67
                                         -------------------------------------------------

TOYS
Marvel Enterprises, Inc.*                  162,838         2,250,421             4.29
                                         -------------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                           33,465         1,842,918             3.52
                                         -------------------------------------------------

WIRELESS EQUIPMENT
QUALCOMM, Inc.                              33,986         1,225,535             2.34
                                         -------------------------------------------------

TOTAL COMMON STOCKS
(COST $48,832,923)                                        50,930,793            97.19
                                         -------------------------------------------------

*Non-income producing.
 See notes to financial statements.

==========================================================================================
SCHEDULE OF INVESTMENTS

MARSICO 21ST CENTURY FUND
MARCH 31, 2003 (Unaudited)

                                             Number        Market Value       Percent of
                                           of Shares        in Dollars        Net Assets
------------------------------------------------------------------------------------------
PREFERRED STOCK
------------------------------------------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Porsche AG                                   1,666          $465,671             0.89%
                                         -------------------------------------------------

TOTAL PREFERRED STOCK
(COST $507,180)                                              465,671             0.89
                                         -------------------------------------------------

                                        Principal/       Market Value         Percent of
                                          Shares          in Dollars          Net Assets
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------
Federal Home Loan Bank,
  0.96%, 4/1/03                          1,300,000         1,300,000             2.48
SSgA Money Market Fund                      24,397            24,397             0.05
                                         -------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,324,397)                                          1,324,397             2.53
                                         -------------------------------------------------

TOTAL INVESTMENTS
(COST $50,664,500)                                        52,720,861           100.61

Liabilities Less Cash and Other Assets                      (318,414)           (0.61)
                                         -------------------------------------------------

NET ASSETS                                               $52,402,447           100.00%
                                         =================================================

*Non-income producing.
 See notes to financial statements.

===================================================================================

STATEMENT OF ASSETS AND LIABILITIES

MARSICO 21ST CENTURY FUND
MARCH 31, 2003 (Unaudited)

(Amounts in thousands)
-----------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------
Investments, at value (cost $50,665)                                     $52,721
Receivable for investments sold                                            1,077
Receivable for capital stock sold                                             16
Interest and dividends receivable                                              5
Prepaid expenses and other assets                                            106
                                                                      -------------

TOTAL ASSETS                                                              53,925
                                                                      -------------
-----------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------
Payable for investments purchased                                          1,247
Payable for capital stock redeemed                                            13
Accrued investment advisory fee                                               28
Accrued distribution fee                                                      88
Accrued trustees' fees                                                        92
Accrued expenses and other liabilities                                        55
                                                                      -------------

TOTAL LIABILITIES                                                          1,523
                                                                      -------------

NET ASSETS                                                               $52,402
                                                                      =============
-----------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------
Paid-in-capital                                                         $119,839
Accumulated net investment loss                                             (122)
Accumulated net realized loss on investments and
  foreign currency transactions                                          (69,371)
Net unrealized appreciation on investments
  and foreign currency translations                                        2,056
                                                                      -------------

NET ASSETS                                                               $52,402
                                                                      =============
SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                            8,017

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*                                                $6.54
                                                                      =============

*Not in thousands.
 See notes to financial statements.

===================================================================================
STATEMENT OF OPERATIONS

MARSICO 21ST CENTURY FUND
For the Six Months Ended March 31, 2003 (Unaudited)

(Amounts in thousands)
-----------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------
Interest                                                                      $9
Dividends (net of $2 of non-reclaimable
  foreign withholding taxes)                                                 142
                                                                      -------------

TOTAL INVESTMENT INCOME                                                      151
                                                                      -------------
-----------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------
Investment advisory fees                                                     238
Distribution fees                                                             70
Transfer agent fees and expenses                                              58
Fund administration fees                                                      32
Custody and fund accounting fees                                              32
Printing and postage expenses                                                 12
State registration fees                                                        8
Trustees' fees and expenses                                                    5
Professional fees                                                              4
Miscellaneous                                                                  1
                                                                      -------------

TOTAL EXPENSES                                                               460
Less waiver of expenses                                                      (40)
                                                                      -------------
NET EXPENSES                                                                 420
                                                                      -------------

NET INVESTMENT LOSS                                                         (269)
                                                                      -------------
-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------
Net realized gain on investments                                             110
Net realized gain on foreign currency transactions                           246
Change in unrealized appreciation/depreciation on
  investments and foreign currency translations                              400
                                                                      -------------

Net Gain on Investments                                                      756
                                                                      -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                   $487
                                                                      =============

See notes to financial statements.

========================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

MARSICO 21ST CENTURY FUND

                                                           Six Months           Year
                                                          Ended 3/31/03         Ended
(Amounts in thousands)                                     (Unaudited)         9/30/02
----------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------
Net investment loss                                            $(269)           $(570)
Net realized gain (loss) on investments                          110             (904)
Net realized gain on
  foreign currency transactions                                  246              540
Change in unrealized appreciation/
  depreciation on investments and foreign
  currency translations                                          400            4,194
                                                           -----------------------------

Net increase in net assets
  resulting from operations                                      487            3,260
                                                           -----------------------------
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------
Proceeds from sale of shares                                  16,736           13,740
Redemption of shares                                         (20,842)         (21,103)
                                                           -----------------------------

Net decrease from
  capital share transactions                                  (4,106)          (7,363)
                                                           -----------------------------

TOTAL DECREASE IN NET ASSETS                                  (3,619)          (4,103)
----------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------
Beginning of period                                           56,021           60,124

END OF PERIOD                                                $52,402          $56,021
                                                           -----------------------------
----------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
----------------------------------------------------------------------------------------
Shares sold                                                    2,485            1,969
Shares redeemed                                               (3,040)          (3,000)
                                                           -----------------------------

NET DECREASE                                                    (555)          (1,031)
                                                           =============================

See notes to financial statements.

=====================================================================================================================

FINANCIAL HIGHLIGHTS

MARSICO 21ST CENTURY FUND
For a Fund Share Outstanding Throughout the Period.

                                               Six Months Ended       Year                Year         2/01/00*
                                                    3/31/03          Ended               Ended           to
                                                  (Unaudited)       9/30/02             9/30/01        9/30/00
                                                  -------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                                  $6.54            $6.26              $10.86          $10.00

---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (0.04)           (0.08)              (0.08)          (0.07)
Net realized and unrealized
  gains (losses) on investments                       0.04             0.36               (4.52)           0.93
                                                  -------------------------------------------------------------------

Total from investment
  operations                                             -             0.28               (4.60)           0.86
                                                  -------------------------------------------------------------------

NET ASSET VALUE,
  END OF PERIOD                                      $6.54            $6.54               $6.26          $10.86
                                                  -------------------------------------------------------------------

TOTAL RETURN                                          0.00%(1)         4.47%             (42.36)%          8.60%(1)

---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s)                   $52,402          $56,021             $60,124        $130,173

Ratio of expenses to average net
  assets, less waivers and before
  expenses paid indirectly                            1.50%(2)         1.50%               1.50%           1.50%(2)

Ratio of net investment loss to
  average net assets, net of
  waivers and expenses
  paid indirectly                                    (0.96)%(2)       (0.89)%             (0.76)%         (0.92)%(2)

Ratio of expenses to average
  net assets, before waivers and
  expenses paid indirectly                            1.64%(2)         1.60%               1.57%           1.70%(2)

Ratio of net investment loss to
  average net assets, before
  waivers and expenses
  paid indirectly                                    (1.10)%(2)       (0.99)%             (0.83)%         (1.13)%(2)

Portfolio turnover rate(3)                             160%(1)          388%                399%            267%(1)

*   Inception.
(1) Not annualized for the periods less than one year.
(2) Annualized for the periods less than one year.
(3) Portfolio turnover is greater than most funds due to the investment style of the Fund.
    See notes to financial statements.

==============================================================================

FUND OVERVIEW

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2003 (Unaudited)

The International Opportunities Fund invests primarily in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. It normally invests in issuers from at least three different countries, not including the United States, and maintains a core position of between 35 and 50 common stocks.

-----------------------------------------------------------------------------------
PERFORMANCE COMPARISON
-----------------------------------------------------------------------------------
                                        One Year         Average Annual Since
                                    (4/1/02-3/31/03)  Inception (6/30/00-3/31/03)
Marsico International
  Opportunities Fund                   -17.58%(1)              -11.98%(1)
Morgan Stanley Capital
  International EAFE Index             -23.23%                 -19.95%

-----------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------
3/31/03                                                   $20,431,320
-----------------------------------------------------------------------------------

------------------------------------------------
NET ASSET VALUE
------------------------------------------------
Net Asset Value Per Share               $6.80

------------------------------------------------
TOP FIVE HOLDINGS
------------------------------------------------
Ryanair Holdings PLC ADR                 6.02%
UBS AG                                   5.44
Royal Bank of Scotland
  Group PLC                              5.05
Heineken Holding N.V. - Class A          4.66
Bayerische Motoren Werke AG              4.13

------------------------------------------------
SECTOR ALLOCATION(3)
------------------------------------------------
Financial                               24.97%
Communications                          21.26
Consumer Cyclical                       19.65
Consumer Non-Cyclical                   17.88
Industrial                               5.65
Technology                               4.74
Energy                                   4.54
Basic Materials                          1.31

                                                       GROWTH OF $10,000(1)(2)
                                                       [Marsico International
                                                      Opportunities Fund Graph]

The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1) The performance returns for the International Opportunities Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would have been -18.12% for the one year period ended 3/31/03, -12.95% since inception through 3/31/03, and the ending value of a $10,000 investment on 3/31/03 would have been $6,828.

(2) This chart assumes an initial investment of $10,000 made on June 30, 2000 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV, assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). You cannot invest directly in an index.

===============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2003 (Unaudited)

                                             Number         Market Value          Percent of
                                           of Shares         in Dollars           Net Assets
-----------------------------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------------------------

ADVERTISING SERVICES
JC Decaux S.A.*                              46,864           $444,473               2.18%
                                           ----------------------------------------------------

AIRLINES
Ryanair Holdings PLC ADR*                    29,652          1,229,668               6.02
                                           ----------------------------------------------------

AUDIO/VIDEO PRODUCTS
Sony Corporation                              5,100            181,410               0.89
                                           ----------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                  30,403            843,179               4.13
Nissan Motor Company Ltd.                    60,000            401,440               1.96
                                           ----------------------------------------------------
                                                             1,244,619               6.09
                                           ----------------------------------------------------

BEVERAGES - WINE/SPIRITS
Diageo PLC                                   50,160            514,123               2.52
                                           ----------------------------------------------------

BREWERY
Heineken Holding N.V. - Class A              33,524            950,201               4.66
Molson Inc. - Class A                        31,621            724,469               3.55
                                           ----------------------------------------------------
                                                             1,674,670               8.21
                                           ----------------------------------------------------

CABLE TV
British Sky Broadcasting Group PLC*          25,454            251,850               1.23
                                           ----------------------------------------------------

CELLULAR TELECOMMUNICATIONS
NTT DoCoMo, Inc.*                               166            310,701               1.52
                                           ----------------------------------------------------

COMMERCIAL BANKS - NON US
Banco Popular Espanol S.A.                    7,458            321,961               1.58
OTP Bank Rt. GDR                             13,310            259,545               1.27
Unibanco Uniao de Bancos
  Brasileiros S.A. GDR                       28,836            417,257               2.04
                                           ----------------------------------------------------
                                                               998,763               4.89
                                           ----------------------------------------------------

*Non-income producing.
 See notes to financial statements.

46



===============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2003 (Unaudited)

                                            Number          Market Value          Percent of
                                           of Shares         in Dollars           Net Assets
-----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------

COOPERATIVE BANKS
Banco Popolare di Verona e Novara            27,682           $313,846               1.54%
                                           ----------------------------------------------------

COSMETICS & TOILETRIES
Shiseido Company, Ltd.                       27,000            265,713               1.30
                                           ----------------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
Siemens AG                                    5,934            244,526               1.19
Smiths Group PLC                             40,784            412,225               2.02
                                           ----------------------------------------------------
                                                               656,751               3.21
                                           ----------------------------------------------------

ELECTRIC PRODUCTS - MISCELLANEOUS
Samsung Electronics Company Ltd.              1,910            433,605               2.12
                                           ----------------------------------------------------

ENTERPRISE SOFTWARE/SERVICES
SAP AG                                        5,354            405,356               1.99
                                           ----------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Daiwa Securities Group, Inc.                 70,000            288,715               1.41
                                           ----------------------------------------------------

MEDICAL - DRUGS
GlaxoSmithKline PLC                          15,214            267,426               1.31
Takeda Chemical Industries, Ltd.             10,700            401,448               1.96
                                           ----------------------------------------------------
                                                               668,874               3.27
                                           ----------------------------------------------------

MONEY CENTER BANKS
HSBC Holdings PLC                            39,904            409,002               2.00
Royal Bank of Scotland Group PLC             45,814          1,031,045               5.05
Standard Chartered PLC                       37,666            400,638               1.96
UBS AG                                       26,158          1,111,215               5.44
                                           ----------------------------------------------------
                                                             2,951,900              14.45
                                           ----------------------------------------------------

*Non-income producing.
 See notes to financial statements.

                                                                          47



===============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2003 (Unaudited)

                                            Number          Market Value          Percent of
                                           of Shares         in Dollars           Net Assets
-----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------

MULTI-LINE INSURANCE
Corporacion Mapfre S.A.                      32,958           $268,032               1.31%
                                           ----------------------------------------------------

OFFICE AUTOMATION & EQUIPMENT
Canon, Inc.                                   7,000            245,437               1.20
                                           ----------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION
CNOOC Ltd. ADR                               11,814            314,961               1.54
                                           ----------------------------------------------------

OIL COMPANIES - INTEGRATED
Royal Dutch Petroleum Company                 7,684            313,123               1.53
YUKOS ADR                                     1,706            249,076               1.22
                                           ----------------------------------------------------
                                                               562,199               2.75
                                           ----------------------------------------------------

PUBLISHING - PERIODICALS
VNU N.V.                                     32,312            820,036               4.01
                                           ----------------------------------------------------

RETAIL - HYPERMARKETS
Wal-Mart de Mexico - Series V               128,162            312,468               1.53
                                           ----------------------------------------------------

RETAIL - MISCELLANEOUS/DIVERSIFIED
The Seiyu, Ltd.*                            103,000            226,805               1.11
                                           ----------------------------------------------------

SEMICONDUCTOR COMPONENTS -
  INTEGRATED CIRCUITS
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR*               38,716            264,817               1.30
                                           ----------------------------------------------------

STEEL - PRODUCERS
POSCO ADR                                    12,884            253,815               1.24
                                           ----------------------------------------------------

TELECOMMUNICATION EQUIPMENT
Nokia Oyj                                    28,870            398,444               1.95
                                           ----------------------------------------------------

*Non-income producing.
 See notes to financial statements.

48



===============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2003 (Unaudited)

                                            Number          Market Value          Percent of
                                           of Shares         in Dollars           Net Assets
-----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES
Amdocs, Ltd.*                                21,194           $281,456               1.38%
                                           ----------------------------------------------------

TELEPHONE - INTEGRATED
France Telecom S.A.                          29,140            593,725               2.91
Koninklijke (Royal) KPN N.V.*                72,498            464,718               2.27
Nippon Telegraph &
  Telephone Corporation                          60            204,785               1.00
                                           ----------------------------------------------------
                                                             1,263,228               6.18
                                           ----------------------------------------------------

TOYS
Nintendo Company, Ltd.                        2,600            211,391               1.03
                                           ----------------------------------------------------

TOTAL COMMON STOCKS
(COST $17,544,026)                                          18,258,126              89.37
                                           ----------------------------------------------------

-----------------------------------------------------------------------------------------------
PREFERRED STOCK
-----------------------------------------------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Porsche AG                                    1,386            387,407               1.89
                                           ----------------------------------------------------

BREWERY
Companhia de Bebidas
  das Americas ADR                           19,794            328,580               1.61
                                           ----------------------------------------------------

TELEPHONE - INTEGRATED
Tele Norte Leste
  Participacoes S.A. ADR                     40,520            334,290               1.64
                                           ----------------------------------------------------

TOTAL PREFERRED STOCK
(COST $921,181)                                              1,050,277               5.14
                                           ----------------------------------------------------

*Non-income producing.
 See notes to financial statements.

===============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2003 (Unaudited)

                                            Number          Market Value          Percent of
                                           of Shares         in Dollars           Net Assets
-----------------------------------------------------------------------------------------------
WARRANTS
-----------------------------------------------------------------------------------------------

TELEPHONE - INTEGRATED
France Telecom S.A.*                        21,852            $85,759                0.42%
                                           ----------------------------------------------------

TOTAL WARRANTS
(COST $58,989)                                                 85,759                0.42
                                           ----------------------------------------------------

                                          Principal/       Market Value           Percent of
                                            Shares          in Dollars            Net Assets
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank,
  0.96%, 4/1/03                            500,000            500,000                2.45
SSgA Money Market Fund                      39,974             39,974                0.19
                                           ----------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $539,974)                                               539,974                2.64
                                           ----------------------------------------------------

TOTAL INVESTMENTS
(COST $19,064,170)                                         19,934,136               97.57

Cash and Other Assets less Liabilities                        497,184                2.43
                                           ----------------------------------------------------

NET ASSETS                                                $20,431,320              100.00%
                                           ====================================================



*Non-income producing.
 See notes to financial statements.

===============================================================================================

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2003 (Unaudited)

-----------------------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS OPEN AT MARCH 31, 2003
-----------------------------------------------------------------------------------------------
                                                                     Currency
Currency Sold and                    Local            U.S.           Value in       Unrealized
Settlement Date                    Currency         Dollars        U.S. Dollars      Gain/Loss
-----------------------------------------------------------------------------------------------
British Pound 4/28/03               461,289         $721,258          $727,210         $(5,952)
Euro 4/28/03                      2,118,880        2,233,341         2,307,586         (74,245)
Japanese Yen 4/28/03             83,145,874          685,943           704,877         (18,934)
Swiss Franc 4/28/03                 392,772          281,210           290,404          (9,194)

TOTAL                                                                                $(108,325)
                          ---------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
-----------------------------------------------------------------------------------------------
                                 Percent of
                                 Investment
Country                         Market Value              Securities
-----------------------------------------------------------------------------------------------
Brazil                           $1,080,127                   5.4%
Canada                              724,469                   3.6
China                               314,961                   1.6
Finland                             398,444                   2.0
France                            1,123,957                   5.6
Germany                           1,880,468                   9.4
Hungary                             259,545                   1.3
Ireland                           1,229,668                   6.2
Italy                               313,846                   1.6
Japan                             2,737,845                  13.7
Mexico                              312,468                   1.6
Netherlands                       2,548,078                  12.8
Russia                              249,076                   1.3
Scotland                          1,031,045                   5.2
South Korea                         687,420                   3.4
Spain                               589,993                   3.0
Switzerland                       1,111,215                   5.6
Taiwan                              264,817                   1.3
United Kingdom                    2,536,720                  12.7
United States(1)                    539,974                   2.7
                          ---------------------------------------------------------------------

TOTAL                           $19,934,136                 100.0%
                          ---------------------------------------------------------------------

(1) Includes short-term securities.
    See notes to financial statements.

                                                                          51

===============================================================================

STATEMENT OF ASSETS AND LIABILITIES

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2003 (Unaudited)

(Amounts in thousands)
-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investments, at value (cost $19,064)                                   $19,934
Foreign currency (cost $149)                                               150
Receivable for investments sold                                            846
Receivable for capital stock sold                                            6
Interest and dividends receivable                                          110
Prepaid expenses and other assets                                           78
                                                              -----------------
TOTAL ASSETS                                                           $21,124
                                                              -----------------
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payable for investments purchased                                          466
Payable for capital stock redeemed                                          13
Accrued distribution fee                                                     2
Accrued trustees' fees                                                      69
Unrealized loss on foreign currency exchange contracts                     108
Accrued expenses and other liabilities                                      35
                                                              -----------------
TOTAL LIABILITIES                                                          693
                                                              -----------------
NET ASSETS                                                             $20,431
                                                              =================
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------
Paid-in-capital                                                        $28,864
Accumulated net investment loss                                           (100)
Accumulated net realized loss on investments and
  foreign currency transactions                                         (9,096)
Net unrealized appreciation on investments
  and foreign currency translations                                        763
                                                              -----------------
NET ASSETS                                                             $20,431
                                                              =================
SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                          3,004

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*                                              $6.80
                                                              =================

*Not in thousands.
 See notes to financial statements.

======================================================================
STATEMENT OF OPERATIONS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
For the Six Months Ended March 31, 2003 (Unaudited)

(Amounts in thousands)
----------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------
Interest                                                           $4
Dividends (net of $22 of non-reclaimable
  foreign withholding taxes)                                      186
                                                         -------------

TOTAL INVESTMENT INCOME                                           190
                                                         -------------
----------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------
Investment advisory fees                                           89
Custody and fund accounting fees                                   60
Distribution fees                                                  26
Fund administration fees                                           25
Transfer agent fees and expenses                                   21
State registration fees                                             6
Printing and postage expenses                                       4
Professional fees                                                   3
Trustees' fees and expenses                                         2
Miscellaneous                                                       2
                                                         -------------

TOTAL EXPENSES                                                    238
Less waiver of expenses                                           (70)
                                                         -------------
NET EXPENSES                                                      168
                                                         -------------
NET INVESTMENT INCOME                                              22
                                                         -------------
----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------
Net realized loss on investments                               (1,740)
Net realized gain on foreign currency transactions                801
Change in unrealized appreciation/depreciation on
  investments and foreign currency translations                   193
                                                         -------------

Net Loss on Investments                                          (746)
                                                         -------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                       $(724)
                                                         =============



See notes to financial statements.

                                                                          53

==================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND

                                                        Six Months          Year
                                                      Ended 3/31/03        Ended
(Amounts in thousands)                                 (Unaudited)        9/30/02
----------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------
Net investment income (loss)                                 $22             $(55)
Net realized loss on investments                          (1,740)          (1,300)
Net realized gain on foreign
  currency transactions                                      801              593
Change in unrealized appreciation/
  depreciation on investments and foreign
  currency translations                                      193              735
Increase from payment by affiliate                             -               21
                                                ----------------------------------

Net decrease in net assets
  resulting from operations                                 (724)              (6)
                                                ----------------------------------
----------------------------------------------------------------------------------
DISTRIBUTIONS
----------------------------------------------------------------------------------
Net investment income                                          -              (24)
                                                ----------------------------------

Total distributions                                            -              (24)
                                                ----------------------------------
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------
Proceeds from sale of shares                               3,596           15,955
Proceeds from reinvestment of
  distributions                                                -               23
Redemption fees                                                2              133
Redemption of shares                                      (3,075)         (13,058)
                                                ----------------------------------

Net increase from
  capital share transactions                                 523            3,053
                                                ----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (201)           3,023
----------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------
Beginning of period                                       20,632           17,609

END OF PERIOD                                            $20,431          $20,632
                                                ==================================
----------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
----------------------------------------------------------------------------------
Shares sold                                                  492            2,052
Shares issued in reinvestment of distributions                 -                3
Shares redeemed                                             (434)          (1,707)
                                                ----------------------------------

NET INCREASE                                                  58              348
                                                ==================================

See notes to financial statements.

===================================================================================================================

FINANCIAL HIGHLIGHTS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
For a Fund Share Outstanding Throughout the Period.


                                            Six Months Ended           Year             Year           6/30/00*
                                                 3/31/03              Ended            Ended              to
                                               (Unaudited)           9/30/02          9/30/01          9/30/00
                                            -----------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $7.00               $6.78           $10.36           $10.00
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        0.01               (0.02)               -             0.01
Net realized and unrealized
  gains (losses) on investments                    (0.21)               0.19            (3.27)            0.35
                                            -----------------------------------------------------------------------
Total from investment operations                   (0.20)               0.17            (3.27)            0.36
                                            -----------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS & OTHER
-------------------------------------------------------------------------------------------------------------------
Net investment income                                  -               (0.01)           (0.03)               -
Net realized gains                                     -                   -            (0.28)               -
Redemption fees                                        -                0.05                -                -
Payment by affiliate                                   -                0.01                -                -
                                            -----------------------------------------------------------------------
Total distributions and other                          -                0.05            (0.31)               -
                                            -----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $6.80               $7.00            $6.78           $10.36
                                            -----------------------------------------------------------------------
TOTAL RETURN                                       (2.86)%(1)           3.37%          (32.32)%           3.60%(1)
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s)                 $20,431             $20,632          $17,609          $15,480

Ratio of expenses to average net
  assets, less waivers and before
  expenses paid indirectly                          1.60%(2)            1.60%            1.60%            1.60%(2)

Ratio of net investment income (loss)
  to average net assets, net of waivers
  and expenses paid indirectly                      0.21%(2)           (0.25)%           0.05%            0.33%(2)

Ratio of expenses to average
  net assets, before waivers and
  expenses paid indirectly                          2.27%(2)            2.07%            2.60%            4.76%(2)

Ratio of net investment loss to
  average net assets, before waivers
  and expenses paid indirectly                     (0.46)%(2)          (0.73)%          (0.94)%          (2.83)%(2)

Portfolio turnover rate(3)                           122%(1)             192%             534%             190%

  *Inception.
(1)Not annualized for the periods less than one year.
(2)Annualized for the periods less than one year.
(3)Portfolio turnover is greater than most funds due to the investment style of the Fund.
   See notes to financial statements.

============================================================================

NOTES TO FINANCIAL STATEMENTS

MARSICO FUNDS
MARCH 31, 2003 (Unaudited)

1.   ORGANIZATION

     The Marsico Investment Fund (the "Trust") was organized on October 1, 1997, as a Delaware Business Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Focus Fund, the Growth Fund, the 21st Century Fund and the International Opportunities Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund and the Growth Fund, the 21st Century Fund and the International Opportunities Fund are diversified funds. The Focus and Growth Funds commenced operations on December 31, 1997, the 21st Century Fund commenced operations on February 1, 2000 and the International Opportunities Fund commenced operations on June 30, 2000. An affiliate of the Adviser holds approximately 37% of the International Opportunities Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year information has been reformatted to conform to the current year presentation.

     (a) Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser pursuant to guidelines established by the Board of Trustees.

     (b) Organization Costs--Costs incurred by the Focus and Growth Funds in connection with their organization, registration and the initial public offering

============================================================================

NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2003 (Unaudited)

          of shares were deferred and amortized during the five-year period ended December 31, 2002. Organizational costs of the 21st Century Fund and the International Opportunities Fund were expensed by the Funds as incurred.

     (c) Expenses--The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds' expenses may be reduced by voluntary advisory fee waivers, brokerage credits and uninvested cash balances earning interest or credits. Such credits are included in Waiver of Expenses and Expenses Paid Indirectly in the Statement of Operations.

          Brokerage commissions were paid to unaffiliated brokers which reduced certain transfer agent fees and expenses in the amount of $373,369 and $147,823 for the Focus Fund and Growth Fund, respectively, for the six months ended March 31, 2003. Also, the Funds received credits on certain custody account balances which reduced certain transfer agent fees and expenses in the amount of $3,484, $1,538, $137 and $51 for the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund, repectively, for the six months ended March 31, 2003. Brokerage commission credits and custody account earnings credits are included in Expenses Paid Indirectly on the Statements of Operations.

          Banc of America Securities is an affiliate of Marsico Capital Management, LLC and is designated as an introductory broker on certain Fund transactions. For the six months ended March 31, 2003, brokerage commissions paid to Banc of America Securities were $19,585, $4,402 and $13,226 for the Focus Fund, Growth Fund, and 21st Century Fund, respectively.

     (d) Federal Income Taxes--Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

     (e) Distributions to Shareholders--Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.

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NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2003 (Unaudited)

          These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions, net operating losses and post-October capital losses. Accordingly, at March 31, 2003, reclassifications (in thousands) were recorded to decrease paid-in-capital by $4,158, $1,865, $286 and $0, increase (decrease) net investment income by $4,140, $1,864, $268 and $(12), and increase accumulated net realized gain on investments and foreign currency transactions by $18, $1, $18 and $12 for the Focus, Growth, 21st Century and International Opportunities Funds, respectively.

     (f) Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

          Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

     (g) Forward Currency Contracts and Futures Contracts--The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

58

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NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2003 (Unaudited)

          Forward currency contracts held by the Funds are fully collateralized by other securities. If held by the Funds, such collateral would be in the possession of the Funds' custodian. The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

          Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

          Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

          The Funds may enter into "futures contracts" and "options" on securities, financial indexes and foreign currencies, forward contracts, and interest rate swaps and swap-related products. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     (h) Options Contracts--The Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the Funds may enter into such transactions for cross-hedging purposes.

          The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised.
          Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased

                                                                          59

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

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NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2003 (Unaudited)

          are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

          When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

     (i) Trustees' Compensation--Effective February 1, 2000, the Board of Trustees adopted the Marsico Investment Fund Deferred Fee Plan (the "Plan") that allows the independent Trustees to defer the receipt of all or a portion of the Trustees' fees payable. The deferred fees are invested in certain of the Funds until distribution in accordance with the Plan.

     (j) Redemption Fee--A 2.00% redemption fee is retained by the International Opportunities Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held three months or less from their purchase date and is recorded by the Fund as a reduction of shares redeemed and as a credit to paid-in-capital. For the six months ended March 31, 2003, the International Opportunities Fund received $2,131 in redemption fees.

     (k) Other--Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date.

60

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NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2003 (Unaudited)

          Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

3.   INVESTMENT ADVISORY AGREEMENT

     The Funds have an agreement with Marsico Capital Management, LLC (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 0.85% of the average daily net assets of each of the Focus, Growth, 21st Century and International Opportunities Funds. The Adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Focus and International Opportunities Funds' average daily net assets and 1.50% of the Growth and 21st Century Funds' average daily net assets until December 31, 2003. This fee waiver is voluntary and may be terminated at any time.

     The Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to this arrangement if such reimbursements do not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

     As of March 31, 2003, the reimbursements that may potentially be made by the 21st Century Fund and the International Opportunities Fund to the Adviser are $343,461 and $486,852, respectively, which expire between 2003 and 2006.

4.   SERVICE AND DISTRIBUTION PLAN

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of a Fund's average daily net assets.

                                                                          61

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NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2003 (Unaudited)

5.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended March 31, 2003, were as follows:

     (Amounts in thousands)                     Purchases            Sales
     ----------------------------------------------------------------------
     Focus Fund                                $1,206,995          $693,910
     Growth Fund                                  312,449           281,280
     21st Century Fund                             87,259            91,291
     International Opportunities Fund              24,674            24,893

     There were no purchases or sales of U.S. government securities.

6.   FEDERAL INCOME TAX INFORMATION

     At March 31, 2003, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

                                                                              21st        International
                                            Focus          Growth           Century       Opportunities
     (Amounts in thousands)                 Fund            Fund              Fund             Fund
     --------------------------------------------------------------------------------------------------
     Cost of investments                 $1,712,274       $594,291          $50,956          $20,389
                                      -----------------------------------------------------------------
     Gross unrealized
       appreciation                         112,609         54,489            3,506            1,377
     Gross unrealized
       depreciation                         (79,707)       (31,910)          (1,741)          (1,682)
     Unrealized loss on
       foreign currency
       exchange contracts                         -              -                -             (108)
                                      -----------------------------------------------------------------
     Net unrealized appreciation
       (depreciation) on investments        $32,902        $22,579           $1,765            $(413)

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

62

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NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2003 (Unaudited)

     The Focus, Growth, 21st Century and International Opportunities Funds had realized capital losses from transactions between November 1, 2001 and September 30, 2002 (in thousands) of $97,595, $75,206, $2,392 and
     $645, respectively.

     The Growth Fund and International Opportunities Fund had realized currency losses from transactions between November 1, 2001 and September 30, 2002 (in thousands) of $6 and $19, respectively. Post-October currency losses and capital losses are treated as arising in 2003.

     At September 30, 2002, Focus Fund and Growth Fund had accumulated capital loss carryforwards (in thousands) of $242,309 and $54,527 respectively, expiring in 2010. To the extent that they realize future net capital gains, those gains will be offset by any unused capital loss carryforward.

     At September 30, 2002, 21st Century and International Opportunities Funds had total accumulated capital loss carryforward (in thousands) of $67,086 and $6,605, with $38,563 and $480 expiring in 2009 and $28,523 and $6,125 expiring in 2010, respectively. To the extent that they realize future net capital gains, those gains will be offset by any unused capital loss carryforward.

     The tax character of distributions paid during the six months ended March 31, 2003, and the fiscal year ended September 30, 2002 were as follows (in thousands):

                                                                           21st          International
                               Focus                  Growth             Century         Opportunities
                                Fund                   Fund                Fund              Fund
     -------------------------------------------------------------------------------------------------
                          2003        2002       2003       2002      2003     2002     2003      2002
     -------------------------------------------------------------------------------------------------
     Ordinary
       income               -             -        -           -        -        -        -        $24
     Return of
       capital              -        $4,530        -        $717        -        -        -          -
                         -----------------------------------------------------------------------------

     TOTAL DISTRIBUTIONS
       PAID                 -        $4,530        -        $717        -        -        -        $24

                                                                          63

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NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2003 (Unaudited)

     As of March 31, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                              21st        International
                                             Focus         Growth           Century       Opportunities
     (Amounts in thousands)                  Fund           Fund              Fund             Fund
     --------------------------------------------------------------------------------------------------
     Undistributed ordinary income            $(304)         $(197)           $(122)           $(100)
     Undistributed long-term
       capital gains                              -              -                -                -
                                      -----------------------------------------------------------------
     Tax accumulated
       earnings (deficit)                      (304)          (197)            (122)            (100)
                                      -----------------------------------------------------------------
     Accumulated capital and
       other losses                        (367,549)      (149,063)         (69,080)          (7,920)
     Unrealized appreciation
       (depreciation) on
       investments                           32,902         22,579            1,765             (413)
                                      -----------------------------------------------------------------
     TOTAL ACCUMULATED
       EARNINGS (DEFICIT)                 $(334,951)     $(126,681)        $(67,437)         $(8,433)
                                      -----------------------------------------------------------------

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                            [MARSICO FUNDS logo]

                      Helping you appreciate life(SM)


                        The Marsico Investment Fund
                UMB Distribution Services, LLC, Distributor
                  P.O. Box 3210, Milwaukee, WI 53201-3210
                            www.marsicofunds.com
                                888.860.8686

                  (C)2003 Marsico Capital Management, LLC.

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                                                               U.S. POSTAGE
Helping you appreciate life(SM)                                    PAID
                                                              ST. LOUIS, MO
                                                              PERMIT NO. 652
The Marsico Investment Fund                                   --------------
P.O. Box 3210, Milwaukee, WI 53201-3210
www.marsicofunds.com
888.860.8686














(C)2003 Marsico Capital Management, LLC.
UMB Distribution Services, LLC, Distributor

                                  APPENDIX

         Pages 17, 26, 36 and 45 of the Semi-Annual Report contain Performance Graphs reflecting the growth of a $10,000 investment in certain Marsico
Funds.